12. Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2017
Banking and Thrift [Abstract]
Bank's actual capital amounts and ratios

(Dollars in thousands)
	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions

	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2017:

Total Capital (to Risk-Weighted Assets)
Consolidated	$138,492	16.06%	79,758	9.25%	N/A	N/A
Bank	$136,299	15.83%	79,627	9.25%	86,084	10.00%
Tier 1 Capital (to Risk-Weighted Assets)
Consolidated	$132,126	15.32%	62,513	7.25%	N/A	N/A
Bank	$129,933	15.09%	62,411	7.25%	68,867	8.00%
Tier 1 Capital (to Average Assets)
Consolidated	$132,126	11.94%	44,255	4.00%	N/A	N/A
Bank	$129,933	11.69%	44,475	4.00%	55,594	5.00%
Common Equity Tier 1 (to Risk-Weighted Assets)
Consolidated	$112,126	13.00%	49,579	5.75%	N/A	N/A
Bank	$129,933	15.09%	49,498	5.75%	55,954	6.50%

(Dollars in thousands)
	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions

	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2016:

Total Capital (to Risk-Weighted Assets)
Consolidated	$131,991	16.12%	70,666	8.63%	N/A	N/A
Bank	$129,035	15.78%	70,578	8.63%	81,782	10.00%
Tier 1 Capital (to Risk-Weighted Assets)
Consolidated	$124,441	15.20%	54,289	6.63%	N/A	N/A
Bank	$121,485	14.85%	54,222	6.63%	65,426	8.00%
Tier 1 Capital (to Average Assets)
Consolidated	$124,441	11.19%	44,488	4.00%	N/A	N/A
Bank	$121,485	10.88%	44,677	4.00%	55,846	5.00%
Common Equity Tier 1 (to Risk-Weighted Assets)
Consolidated	$104,441	12.75%	42,007	5.13%	N/A	N/A
Bank	$121,485	14.85%	41,954	5.13%	53,158	6.50%